FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                        San Mateo, California 94403-1906






May 2, 2002


Filed Via EDGAR (CIK #0000825063)
Securities and Exchange Commission
Judiciary Plaza 450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  FRANKLIN MUTUAL SERIES FUND INC.
           File Nos. 33-18516 and 811-5387

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 26, 2002.

Sincerely yours,

FRANKLIN MUTUAL SERIES FUND INC.



/s/ David P. Goss
Associate General Counsel


DPG/jg

cc:   Bruce G. Leto, Esq.